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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.)  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Triangle Peak Partners, LP
Address: PO Box 3788
         Carmel Plaza, Suite 305(Ocean & Mission Streets)
         Carmel, CA 93921

Form 13F File Number: 28-14694

The institutional investment manager filing this report and the person by whom it is signed hereby represents the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Scott M. Bilyeu
Title:   Chief Compliance Officer
Phone:   831-293-8438

Signature, Place, and Date of Signing:

/s/ Scott M. Bilyeu     Carmel, CA      May 3, 2012
---------------------  ---------------  ------------
    [Signature]        [City, State]      [Date]

Report Type (Check only one.):

[X] 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 77

Form 13F Information Table Value Total: 64,608
                                        -----------
                                        (thousands)

List of Other Included Managers:

   NONE

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                          FORM 13F INFORMATION TABLE

COLUMN 1                          COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7     COLUMN 8
                                                         VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS  CUSIP    (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE  SHARED NONE
--------------                 -------------- --------- -------- ------- --- ---- ---------- -------- ----- ------ ----
3M CO COM                           COM       88579Y101   262      2939  SH          Sole              2571         368
ACCENTURE PLC IRELAND           SHS CLASS A   G1151C101   287      4454  SH          Sole              3888         566
ADOBE SYS INC                       COM       00724F101   279      8129  SH          Sole              7095        1034
ALTERA CORP                         COM       021441100   250      6279  SH          Sole              5481         798
ALTRIA GROUP INC                    COM       02209S103   226      7313  SH          Sole              6257        1056
AMERICAN EXPRESS CO                 COM       025816109   294      5077  SH          Sole              4432         645
ANALOG DEVICES INC                  COM       032654105   259      6411  SH          Sole              5590         821
ANHEUSER BUSCH INBEV SA/NV     SPONSORED ADR  03524A108   245      3372  SH          Sole              2885         487
APPLE INC                           COM       037833100   365       608  SH          Sole               529          79
ASML HOLDING N V                NY REG SHS    N07059186   210      4180  SH          Sole              4180
AVAGO TECHNOLOGIES LTD              SHS       Y0486S104   292      7495  SH          Sole              6549         946
BAXTER INTL INC                     COM       071813109   279      4669  SH          Sole              4090         579
BIOGEN IDEC INC                     COM       09062X103   269      2132  SH          Sole              1860         272
BRITISH AMERN TOB PLC          SPONSORED ADR  110448107   232      2289  SH          Sole              2289
BT GROUP PLC                        ADR       05577E101   246      6796  SH          Sole              6796
CAPITAL ONE FINL CORP               COM       14040H105   311      5582  SH          Sole              4875         707
CARDINAL HEALTH INC                 COM       14149Y108   261      6049  SH          Sole              5284         765
CHECK POINT SOFTWARE TECH LTD       ORD       M22465104   288      4511  SH          Sole              3931         580
COACH INC                           COM       189754104   271      3506  SH          Sole              3057         449
COLGATE PALMOLIVE CO                COM       194162103   274      2807  SH          Sole              2486         321
COMPANHIA DE BEBIDAS DAS AME   SPON ADR PFD   20441W203   233      5651  SH          Sole              4835         816
DELTIC TIMBER COR                   COM       247850100   974     15397  SH          Sole             13454        1943
DIAGEO P L C                   SPON ADR NEW   25243Q205   227      2356  SH          Sole              2016         340
DISH NETWORK CORP                  CL A       25470M109   292      8864  SH          Sole              7742        1122
DOLLAR TREE INC                     COM       256746108   283      2991  SH          Sole              2606         385

COLUMN 1                         COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
                                                        VALUE   SHRS OR SH/ PUT/   INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP    (x$1000) PRN AMT PRN CALL   DISCRETION MANAGERS  SOLE  SHARED NONE
--------------                -------------- --------- -------- ------- --- ----   ---------- -------- ------ ------ -----
EXXON MOBIL CORP                   COM       30231G102    264     3041  SH            Sole               2660          381
FOSTER WHEELER AG                  COM       H27178104    247    10844  SH            Sole               9442         1402
FREEPORT-MCMORAN COPPER & GO       COM       35671D857    210     5518  SH            Sole               4825          693
FUSION-IO INC COM                  COM       36112J107   2875   101199  SH            Sole             101199
GARMIN LTD                         SHS       H2906T109    268     5694  SH            Sole               4944          750
GILEAD SCIENCES INC                COM       375558103    253     5179  SH            Sole               4499          680
GOLDMAN SACHS GROUP INC            COM       38141G104    272     2188  SH            Sole               1914          274
GROUPE CGI INC                 CL A SUB VTG  39945C109    282    12660  SH            Sole              11073         1587
HEWLETT PACKARD CO                 COM       428236103    215     9003  SH            Sole               7851         1152
INTERNATIONAL BUSINESS MACHS       COM       459200101    254     1216  SH            Sole               1055          161
ISHARES INC                   MSCI CDA INDEX 464286509   1698    59913  SH            Sole              48958        10955
ISHARES INC                     MSCI JAPAN   464286848   3067   301376  SH            Sole             264280        37096
ISHARES TR                    BARCLYS MBS BD 464288588    371     3434  SH            Sole                            3434
ISHARES TR                    IBOXX INV CPBD 464287242   2423    20954  SH            Sole                           20954
ISHARES TR                    S&P MIDCAP 400 464287507   1115    11241  SH            Sole               9826         1415
ISHARES TR                    S&P SMLCAP 600 464287804    267     3497  SH            Sole               3056          441
JOHNSON & JOHNSON                  COM       478160104    257     3900  SH            Sole               3409          491
JOY GLOBAL INC                     COM       481165108    210     2860  SH            Sole               2490          370
KOHLS CORP                         COM       500255104    268     5351  SH            Sole               4657          694
LORILLARD INC                      COM       544147101    289     2232  SH            Sole               1943          289
MCDONALDS CORP                     COM       580135101    264     2688  SH            Sole               2338          350
MCGRAW HILL COS INC                COM       580645109    249     5146  SH            Sole               4485          661
MCKESSON CORP                      COM       58155Q103    287     3266  SH            Sole               2856          410
MOLSON COORS BREWING CO            CL B      60871R209    221     4877  SH            Sole               4173          704
MOODYS CORP                        COM       615369105    280     6659  SH            Sole               5812          847
NOKIA CORP                    SPONSORED ADR  654902204     98    17854  SH            Sole              17854
NORDSTROM INC                      COM       655664100    291     5227  SH            Sole               4562          665
ORACLE CORP                        COM       68389X105    261     8939  SH            Sole               7799         1140
PHILIP MORRIS INTL INC             COM       718172109    291     3283  SH            Sole               2895          388
PLUM CREEK TIMBER CO               COM       729251108   1040    25023  SH            Sole              22094         2929
RAYONIER INC                       COM       754907103   1022    23170  SH            Sole              20353         2817
REYNOLDS AMERICAN INC              COM       761713106    215     5200  SH            Sole               4449          751

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
COLUMN 1                          COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
                                                          VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP    (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
--------------                ---------------- --------- -------- ------- --- ---- ---------- -------- ------ ------ -----
ROGERS COMMUNICATIONS INC           CL B       775109200    259     6524  SH          Sole               5696          828
RYDEX ETF TRUST               GUG S&P500 EQ WT 78355W106   7803   150426  SH          Sole             131493        18933
SANOFI                         SPONSORED ADR   80105N105    264     6823  SH          Sole               6823
SELECT SECTOR SPDR TR          SBI CONS STPLS  81369Y308   1015    29785  SH          Sole              26354         3431
SELECT SECTOR SPDR TR          SBI HEALTHCARE  81369Y209    619    16466  SH          Sole              14007         2459
SELECT SECTOR SPDR TR          SBI INT-ENERGY  81369Y506   1269    17683  SH          Sole              15271         2412
SELECT SECTOR SPDR TR           SBI INT-INDS   81369Y704    422    11280  SH          Sole               9971         1309
SELECT SECTOR SPDR TR            TECHNOLOGY    81369Y803   2177    72194  SH          Sole              64347         7847
STATE STR CORP                      COM        857477103    291     6402  SH          Sole               5571          831
TIM HORTONS INC                     COM        88706M103    243     4540  SH          Sole               4540
TJX COS INC                         COM        872540109    313     7880  SH          Sole               6844         1036
TOTAL S A                      SPONSORED ADR   89151E109    208     4067  SH          Sole               4067
UNITED TECHNOLOGIES CORP            COM        913017109    272     3280  SH          Sole               2864          416
VANGUARD INTL EQUITY INDEX F  MSCI EMR MKT ETF 922042858   7970   183345  SH          Sole             159822        23523
VANGUARD INTL EQUITY INDEX F    MSCI PAC ETF   922042866   4780    89947  SH          Sole              73208        16739
VANGUARD INTL EQUITY INDEX F  MSCI EUROPE ETF  922042874   8569   185919  SH          Sole             145488        40431
WATERS CORP                         COM        941848103    269     2900  SH          Sole               2529          371
WELLS FARGO & CO                  NEW COM      949746101    289     8473  SH          Sole               7363         1110
WESTERN DIGITAL CORP                COM        958102105    282     6816  SH          Sole               5945          871
XILINX INC                          COM        983919101    261     7159  SH          Sole               6260          899

REPORT SUMMARY                       77                   64608